Income tax - Summary of detailed information about income tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax [Abstract]
Loss for the year before income taxes	$ (6,000)	$ (5,524)	$ (5,198)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (1,620)	$ (1,491)	$ (1,403)
Permanent differences and other	551	(1,277)	(8,163)
Difference in foreign tax rates	84	73	140
Effect of change in future tax rates	0	0	(805)
Change in valuation allowance	985	2,695	10,231
Total income tax recovery	$ 0	$ 0	$ 0